UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22662

Investment Company Act File Number

Short Duration High Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Short Duration High Income Portfolio

January 31, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 84.6%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 2.0%
TransDigm, Inc., 5.50%, 10/15/20	$500	$507,500
TransDigm, Inc., 6.00%, 7/15/22	500	514,376

		$1,021,876

Air Transportation — 2.6%
American Airlines Group, Inc., 5.50%, 10/1/19(1)	$500	$513,750
American Airlines Group, Inc., 6.125%, 6/1/18	500	506,050
United Continental Holdings, Inc., 4.25%, 10/1/22	75	75,469
United Continental Holdings, Inc., 6.00%, 12/1/20	250	268,125

		$1,363,394

Automotive & Auto Parts — 4.1%
American Axle & Manufacturing, Inc., 6.25%, 3/15/21	$250	$255,469
American Tire Distributors, Inc., 10.25%, 3/1/22(1)	650	676,000
IHO Verwaltungs GmbH, 4.125%, (4.125% cash or 4.875% PIK), 9/15/21(1)(2)	750	761,250
ZF North America Capital, Inc., 4.00%, 4/29/20(1)	420	429,105

		$2,121,824

Banks & Thrifts — 1.5%
Ally Financial, Inc., 4.25%, 4/15/21	$500	$511,250
Ally Financial, Inc., 8.00%, 12/31/18	250	260,938

		$772,188

Building Materials — 2.3%
FBM Finance, Inc., 8.25%, 8/15/21(1)	$833	$889,227
Gibraltar Industries, Inc., 6.25%, 2/1/21	45	45,698
HD Supply, Inc., 5.75%, 4/15/24(1)	250	268,125

		$1,203,050

Cable/Satellite TV — 3.5%
Altice Luxembourg S.A., 7.75%, 5/15/22(1)	$500	$481,875
Cablevision Systems Corp., 8.00%, 4/15/20	500	538,125
Cequel Communications Holdings I, LLC/Cequel Capital Corp., 6.375%, 9/15/20(1)	262	265,930
DISH DBS Corp., 4.25%, 4/1/18	250	251,262
DISH DBS Corp., 5.125%, 5/1/20	250	255,000

		$1,792,192

Capital Goods — 0.1%
Cleaver-Brooks, Inc., 7.875%, 3/1/23(1)	$45	$47,363

		$47,363

Chemicals — 1.0%
W.R. Grace & Co., 5.125%, 10/1/21(1)	$500	$525,000

		$525,000

Consumer Products — 0.4%
HRG Group, Inc., 7.75%, 1/15/22	$200	$208,650

		$208,650

Security	Principal Amount (000’s omitted)	Value
Containers — 0.9%
Ball Corp., 4.375%, 12/15/20	$455	$468,081

		$468,081

Diversified Financial Services — 5.5%
Alliance Data Systems Corp., 6.375%, 4/1/20(1)	$545	$550,450
DAE Funding, LLC, 4.00%, 8/1/20(1)	705	706,762
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22(1)	250	258,125
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 2/1/22	500	516,250
Navient Corp., 8.00%, 3/25/20	500	541,725
Park Aerospace Holdings, Ltd., 5.25%, 8/15/22(1)	290	287,100

		$2,860,412

Diversified Media — 1.9%
Clear Channel Worldwide Holdings, Inc., Series A, 7.625%, 3/15/20	$500	$495,000
Nielsen Finance, LLC/Nielsen Finance Co., 5.00%, 4/15/22(1)	500	509,375

		$1,004,375

Energy — 11.6%
Andeavor Logistics, L.P./Tesoro Logistics Finance Corp., 5.50%, 10/15/19	$545	$567,362
Antero Resources Corp., 5.375%, 11/1/21	750	770,625
Canbriam Energy, Inc., 9.75%, 11/15/19(1)	170	173,400
Denbury Resources, Inc., 9.00%, 5/15/21(1)	35	35,963
Energy Transfer Equity, L.P., 7.50%, 10/15/20	500	550,785
Extraction Oil & Gas, Inc./Extraction Finance Corp., 7.875%, 7/15/21(1)	345	366,131
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	750	793,125
NGPL PipeCo, LLC, 4.375%, 8/15/22(1)	25	25,351
Precision Drilling Corp., 6.50%, 12/15/21	11	11,275
Resolute Energy Corp., 8.50%, 5/1/20	350	353,500
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.125%, 11/1/20(1)	250	205,000
Sable Permian Resources Land, LLC/AEPB Finance Corp., 7.885%, (3 mo. USD LIBOR + 6.50%), 8/1/19(1)(3)	500	462,500
Sunoco, L.P./Sunoco Finance Corp., 4.875%, 1/15/23(1)	65	66,366
Tervita Escrow Corp., 7.625%, 12/1/21(1)	1,001	1,007,256
Weatherford International, Ltd., 5.125%, 9/15/20	165	169,950
Whiting Petroleum Corp., 5.75%, 3/15/21	250	259,375
WPX Energy, Inc., 7.50%, 8/1/20	168	182,280

		$6,000,244

Entertainment/Film — 1.0%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/1/18(1)	$500	$501,530

		$501,530

Environmental — 1.9%
Clean Harbors, Inc., 5.125%, 6/1/21	$465	$470,854
GFL Environmental, Inc., 9.875%, 2/1/21(1)	500	528,125

		$998,979

Food & Drug Retail — 2.0%
Safeway, Inc., 3.95%, 8/15/20	$330	$318,450
Safeway, Inc., 4.75%, 12/1/21	750	723,750

		$1,042,200

Security	Principal Amount (000’s omitted)	Value
Gaming — 5.4%
GLP Capital, L.P./GLP Financing II, Inc., 4.375%, 4/15/21	$30	$30,750
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 6.75%, 11/15/21(1)	620	654,100
Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp., 10.25%, 11/15/22(1)	250	278,750
MGM Resorts International, 6.75%, 10/1/20	750	808,125
Rivers Pittsburgh Borrower, L.P./Rivers Pittsburgh Finance Corp., 6.125%, 8/15/21(1)	210	208,950
Scientific Games International, Inc., 7.00%, 1/1/22(1)	25	26,437
Studio City Co., Ltd., 7.25%, 11/30/21(1)	750	793,125

		$2,800,237

Health Care — 4.2%
Eagle Holding Co. II, LLC, 7.625%, (7.625% cash or 8.375% PIK), 5/15/22(1)(2)	$85	$86,806
HCA, Inc., 3.75%, 3/15/19	526	533,248
HCA, Inc., 5.875%, 3/15/22	500	539,375
Kinetic Concepts, Inc./KCI USA, Inc., 12.50%, 11/1/21(1)	385	441,306
Tenet Healthcare Corp., 7.50%, 1/1/22(1)	50	53,098
Valeant Pharmaceuticals International, Inc., 6.375%, 10/15/20(1)	405	408,038
Valeant Pharmaceuticals International, Inc., 6.50%, 3/15/22(1)	90	94,527

		$2,156,398

Homebuilders/Real Estate — 2.8%
Realogy Group, LLC/Realogy Co-Issuer Corp., 5.25%, 12/1/21(1)	$500	$516,250
TRI Pointe Group, Inc./TRI Pointe Homes, Inc., 4.375%, 6/15/19	500	509,375
VICI Properties 1, LLC/VICI FC, Inc., 8.00%, 10/15/23	355	400,262

		$1,425,887

Insurance — 0.6%
Hub Holdings, LLC/Hub Holdings Finance, Inc., 8.125%, (8.125% cash or 8.875% PIK), 7/15/19(1)(2)	$25	$25,031
Hub International, Ltd., 7.875%, 10/1/21(1)	250	260,313

		$285,344

Leisure — 1.0%
NCL Corp., Ltd., 4.75%, 12/15/21(1)	$495	$511,706

		$511,706

Metals/Mining — 2.4%
Eldorado Gold Corp., 6.125%, 12/15/20(1)	$500	$492,500
First Quantum Minerals, Ltd., 7.00%, 2/15/21(1)	550	570,281
New Gold, Inc., 6.25%, 11/15/22(1)	200	205,500

		$1,268,281

Publishing/Printing — 0.2%
MHGE Parent, LLC/MHGE Parent Finance, Inc., 8.50%, (8.50% cash or 9.25% PIK), 8/1/19(1)(2)	$112	$112,140

		$112,140

Restaurants — 1.5%
Yum! Brands, Inc., 3.875%, 11/1/20	$750	$756,563

		$756,563

Services — 4.5%
Hertz Corp. (The), 5.875%, 10/15/20	$250	$251,250
Prime Security Services Borrower, LLC/Prime Finance, Inc., 9.25%, 5/15/23(1)	41	45,459
ServiceMaster Co., LLC (The), 7.10%, 3/1/18	500	502,500
United Rentals North America, Inc., 4.625%, 7/15/23	500	519,375
West Corp., 4.75%, 7/15/21(1)	1,000	1,015,000

		$2,333,584

Security	Principal Amount (000’s omitted)	Value
Steel — 1.0%
Allegheny Technologies, Inc., 5.95%, 1/15/21	$285	$295,688
United States Steel Corp., 8.375%, 7/1/21(1)	199	214,920

		$510,608

Super Retail — 2.0%
Hot Topic, Inc., 9.25%, 6/15/21(1)	$115	$114,138
L Brands, Inc., 6.625%, 4/1/21	250	270,625
Murphy Oil USA, Inc., 6.00%, 8/15/23	150	156,000
Penske Automotive Group, Inc., 3.75%, 8/15/20	500	503,750

		$1,044,513

Technology — 9.7%
Dell International, LLC/EMC Corp., 4.42%, 6/15/21(1)	$25	$25,915
Dell International, LLC/EMC Corp., 5.875%, 6/15/21(1)	1,000	1,038,130
EIG Investors Corp., 10.875%, 2/1/24	825	919,875
EMC Corp., 2.65%, 6/1/20	500	492,748
Infor (US), Inc., 5.75%, 8/15/20(1)	133	136,684
Infor (US), Inc., 6.50%, 5/15/22	250	259,063
Infor Software Parent, LLC/Infor Software Parent, Inc., 7.125%, (7.125% cash or 7.875% PIK), 5/1/21(1)(2)	395	404,875
Nokia Oyj, 3.375%, 6/12/22	250	245,100
NXP B.V./NXP Funding, LLC, 3.75%, 6/1/18(1)	1,000	1,006,500
NXP B.V./NXP Funding, LLC, 4.125%, 6/1/21(1)	500	511,562

		$5,040,452

Telecommunications — 4.4%
Frontier Communications Corp., 6.25%, 9/15/21	$55	$45,238
Frontier Communications Corp., 10.50%, 9/15/22	15	12,413
Hughes Satellite Systems Corp., 6.50%, 6/15/19	225	235,696
Intelsat Luxembourg S.A., 6.75%, 6/1/18	400	394,000
SBA Communications Corp., 4.00%, 10/1/22(1)	75	74,250
Sprint Communications, Inc., 7.00%, 8/15/20	375	396,721
Sprint Communications, Inc., 9.00%, 11/15/18(1)	436	456,448
Sprint Corp., 7.25%, 9/15/21	625	665,756

		$2,280,522

Utilities — 2.6%
AES Corp. (The), 7.375%, 7/1/21	$1,000	$1,122,500
TerraForm Power Operating, LLC, 4.25%, 1/31/23(1)	250	247,812

		$1,370,312

Total Corporate Bonds & Notes (identified cost $43,587,508)		$43,827,905

Senior Floating-Rate Loans — 9.1%(4)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 1.3%
American Tire Distributors Holdings, Inc., Term Loan, 5.82%, (1 mo. USD LIBOR + 4.25%), Maturing 9/1/21	$494	$500,076
Navistar International Corporation, Term Loan, 5.06%, (1 mo. USD LIBOR + 3.50%), Maturing 11/1/24	195	196,990

		$697,066

Energy — 0.5%
Chesapeake Energy Corporation, Term Loan, 8.95%, (3 mo. USD LIBOR + 7.50%), Maturing 8/23/21	$240	$257,400

		$257,400

Gaming — 2.4%
Gateway Casinos & Entertainment Limited, Term Loan, 5.44%, (3 mo. USD LIBOR + 3.75%), Maturing 2/22/23	$249	$252,792
GLP Financing, LLC, Term Loan, 3.06%, (1 mo. USD LIBOR + 1.50%), Maturing 4/28/21	1,000	990,000

		$1,242,792

Services — 1.7%
Advantage Sales & Marketing, Inc., Term Loan - Second Lien, 8.27%, (3 mo. USD LIBOR + 6.50%), Maturing 7/25/22	$210	$197,715
AlixPartners, LLP, Term Loan, 4.44%, (3 mo. USD LIBOR + 2.75%), Maturing 4/4/24	496	500,437
Brickman Group, Ltd., LLC, Term Loan - Second Lien, 8.06%, (1 mo. USD LIBOR + 6.50%), Maturing 12/17/21	117	118,070
Direct ChassisLink, Inc., Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 6/15/23	70	71,925

		$888,147

Technology — 2.4%
EIG Investors Corp., Term Loan, 5.46%, (3 mo. USD LIBOR + 4.00%), Maturing 2/9/23	$477	$481,820
Veritas Bermuda Ltd., Term Loan, 6.19%, (3 mo. USD LIBOR + 4.50%), Maturing 1/27/23	744	749,493

		$1,231,313

Telecommunications — 0.6%
Asurion, LLC, Term Loan - Second Lien, 7.57%, (1 mo. USD LIBOR + 6.00%), Maturing 8/4/25	$300	$310,250

		$310,250

Utilities — 0.2%
TerraForm Power Operating, LLC, Term Loan, 4.15%, (3 mo. USD LIBOR + 2.75%), Maturing 11/8/22	$100	$101,250

		$101,250

Total Senior Floating-Rate Loans (identified cost $4,661,590)		$4,728,218

Convertible Bonds — 4.8%

Security	Principal Amount (000’s omitted)	Value
Health Care — 0.5%
Teva Pharmaceutical Finance Co., LLC, Series C, 0.25%, 2/1/26	$250	$225,293

		$225,293

Utilities — 4.3%
NRG Yield, Inc., 3.25%, 6/1/20(1)	$320	$317,654
NRG Yield, Inc., 3.50%, 2/1/19(1)	695	706,361
Pattern Energy Group, Inc., 4.00%, 7/15/20	270	271,330
SolarCity Corp., 1.625%, 11/1/19	1,000	940,025

		$2,235,370

Total Convertible Bonds (identified cost $2,419,556)		$2,460,663

Miscellaneous — 0.0%

Security	Principal Amount	Value
Technology — 0.0%
Avaya, Inc., Escrow Certificates(5)(6)	$125,000	$0

		$0

Total Miscellaneous (identified cost $0)		$0

Short-Term Investments — 0.5%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.65%(7)	282,089	$282,117

		$282,117

Total Short-Term Investments (identified cost $282,089)		$282,117

Total Investments — 99.0% (identified cost $50,950,743)		$51,298,903

Other Assets, Less Liabilities — 1.0%		$493,362

Net Assets — 100.0%		$51,792,265

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2018, the aggregate value of these securities is $23,388,750 or 45.2% of the Portfolio’s net assets.

(2)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2018.

(4)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Non-income producing security.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2018. Net income from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2018 was $4,847.

Abbreviations:

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

USD	-	United States Dollar

The Portfolio did not have any open derivative instruments at January 31, 2018.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$43,827,905	$—	$43,827,905
Senior Floating-Rate Loans	—	4,728,218	—	4,728,218
Convertible Bonds	—	2,460,663	—	2,460,663
Miscellaneous	—	—	0	0
Short-Term Investments	—	282,117	—	282,117
Total Investments	$—	$51,298,903	$0	$51,298,903

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended January 31, 2018 is not presented. At January 31, 2018, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Short Duration High Income Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 27, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 27, 2018